Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of September 30,
	2025	2024
Advances paid to suppliers(1)	$3,482,320	$3,470,557
Deposits	206,016	137,142
Advances to non-directors/office employees(2)	70,952	67,687
VAT receivable	557,954	426,390
Export tax receivable	381,432	151,024
Others	459,952	288,642
Total prepaid expenses and other current assets, cost	5,158,626	4,541,442
Allowance for credit loss	(52,073)	(83,659)
Total prepaid expenses and other current assets, net	$5,106,553	$4,457,783

(1)	The balance represented advances that the Company’s subsidiaries have paid to the suppliers.
(2)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.

For the years ended September 30, 2025 and 2024, the Company recorded allowance for credit loss of $ (30,307) and $ (20,373), respectively, for prepaid expenses and other current assets.